SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2022
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

18. SHARE-BASED PAYMENT

Share options

2015 Share Incentive Plan

On October 21, 2015, the Group adopted the 2015 share incentive plan (“2015 Plan”) which consists of a share incentive plan for U.S. service providers (“U.S. Plan”) and a share incentive plan for PRC service providers (“PRC Plan”). The maximum aggregate number of ordinary shares that may be issued under the 2015 Plan is 14,328,358 ordinary shares to be allocated to employees, officers, directors or consultants of the Company.

18. SHARE-BASED PAYMENT – CONTINUED

2015 Share Incentive Plan - continued

During the years ended December 31, 2020, 2021 and 2022, the Group granted nil share options to personnel under the 2015 Plan.

2018 Share Incentive Plan

In January 2018, The Company adopted the 2018 share incentive plan (“2018 Plan”), commencing on January 1, 2018, which provides additional incentives to employees, directors and consultants to promote the success of the Group’s business. Under the 2018 share incentive plan, the maximum aggregate number of shares which may be issued initially pursuant to all awards under the 2018 Plan is 9,559,607 ordinary shares. The number of shares reserved for future issuances under the 2018 Plan will be increased by (i) a number equal to 1.0% of the total number of outstanding shares immediately after IPO, or (ii) such number of shares as may be determined by the board of directors, on the first day of each calendar year during the term under 2018 Plan.

During the years ended December 31, 2020, 2021 and 2022, the Group granted 4,030,108, 8,988,000 and 1,492,332 share options to certain personnel under the 2018 Plan. The weighted average exercise price of options granted during the years ended December 31, 2020, 2021 and 2022 was US$0 per share, US$0.01 per share and US$0 per share. The Group has recorded RMB42,316, RMB64,415 and RMB32,916 share-based compensation expenses related to options in 2015 plan and 2018 plan for the years ended December 31, 2020, 2021 and 2022, respectively.

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model with assistance from independent valuation firms. Assumptions used to determine the fair value of share options granted during the years ended December 31, 2020, 2021 and 2022 are summarized in the following table:

	For the years ended December 31,
	2020	2021	2022
Risk-free interest rate	0.67%-0.72%	1.66%	4.25%
Expected volatility	51.9%-52.0%	52.2%	52.4%
Expected life of option (years)	10	10	10
Expected dividend yield	0.0%	0.0%	0.0%
Fair value per ordinary share	RMB21.60-23.10	RMB8.05-12.98	RMB1.96

(i) Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the contractual term of the options.

(ii) Expected life of option (years)

Expected life of option (years) represents the expected years to vest the options.

(iii) Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the contractual term of the options.

18. SHARE-BASED PAYMENT – CONTINUED

2018 Share Incentive Plan - continued

(iv) Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual term of the options.

(v) Fair value of underlying ordinary shares

During the year ended December 31, 2020, 2021 and 2022, the fair value of the underlying ordinary shares is determined based on the closing market price of the share.

A summary of the stock option activity under the 2015 and 2018 Plan during the year ended December 31, 2022 is included in the table below.

		Weighted average
		exercise price
	Number of options	per option
		US$
Outstanding at January 1, 2022	16,798,153	0.07
Granted	1,492,332	—
Exercised	(4,357,100)	—
Forfeited	(1,105,682)	0.45
Outstanding at December 31, 2022	12,827,703	0.05

The following table summarizes information regarding the share options as of December 31, 2022:

	December 31, 2022
			Weighted
			average remaining
		Weighted	exercise
		average exercise	contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value
		US$		US$
Options
Outstanding	12,827,703	0.05	7.26	4,389
Exercisable	7,904,689	0.08	6.67	2,604
Expected to vest	4,923,014	—	8.21	1,784

The total intrinsic value of options exercised during the years ended December 31, 2020, 2021 and 2022 amounted RMB32,010, RMB14,094 and RMB10,894, respectively.

The weighted average grant date fair value of options granted during the year ended December 31, 2020, 2021 and 2022 was RMB22.42, RMB12.95 and RMB1.96 per share, respectively.

As of December 31, 2022, there was RMB47,616 of unrecognized compensation expenses related to the options.

18. SHARE-BASED PAYMENT – CONTINUED

Restricted Stock Units

During the years ended December 31, 2020, 2021 and 2022, the Company granted 2,216,120, 2,034,432 and 100,972 restricted stock units respectively to employees. Most of the shares have a vesting period of four or five years of employment services with the various vesting percentage in each year, or 20% on an annual basis over a five-year vesting period. The restricted stock units are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested shares. In the event a non-vested shareholder’s employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the holder’s right to the non-vested shares will terminate immediately. The outstanding restricted stock units shall be forfeited and automatically transferred to and reacquired by the Company at nil consideration.

The Group recognized compensation expenses over the service period on a straight-line basis. The aggregate fair value of the restricted stock units at grant dates was RMB137,036 as of December 31, 2022.The weighted average grant-date fair value of non-vested shares was RMB22.00 for the year ended December 31, 2022. The fair value of the vested restricted stock units was RMB21,020, RMB11,648 and RMB26,079 during the years ended December 31, 2020, 2021 and 2022.

During the years ended December 31, 2020, 2021 and 2022, the Group recorded compensation expenses of RMB22,838, RMB18,707 and RMB16,191 for the restricted stock units, respectively.

As of December 31, 2022, there was RMB29,700 unrecognized compensation expenses related to restricted stock units which is expected to be recognized over a weighted average vesting period of 2.13 years. The weighted average granted fair value of restricted stock units granted during the years ended December 31, 2020, 2021 and 2022 were RMB 22.84 per RSU, RMB21.44 per RSU and RMB6.88 per RSU.

A summary of the restricted stock units activity during the year ended December 31, 2022 is presented below:

RSUs
Unvested balance as of January 1, 2022	3,079,436
Granted	100,972
Forfeited	(213,700)
Vested	(1,268,408)
Unvested balance as of December 31, 2021	1,698,300

Total share-based compensation recognized during the years ended December 31, 2020, 2021 and 2022 was as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	—	—	—
General and administrative	38,605	32,247	21,353
Research and development	23,978	42,677	23,585
Selling and marketing	2,571	8,198	4,169
Total share-based compensation expenses	65,154	83,122	49,107